Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000249214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000141795
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000141790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(10.27%)		6.96%	6.03%
C000141791
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(7.89%)		7.11%	5.71%
Without Sales Load [Member] | C000249214
Average Annual Return [Line Items]
Average Annual Return, Percent	3.78%	10.98%
Without Sales Load [Member] | C000141795
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.99%)		8.17%	6.76%
Without Sales Load [Member] | C000141790
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.27%)		7.89%	6.49%
Without Sales Load [Member] | C000141791
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.99%)		7.11%	5.71%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	21.75%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%		15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%		15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%		15.28%	14.63%
Alliance Bernstein Index:Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	2.86%	12.36%
AllianceBernstein Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	3.02%		10.51%	8.66%
AllianceBernstein Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	3.02%		10.51%	8.66%
AllianceBernstein Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	3.02%		10.51%	8.66%